Organization and Basis of Consolidation and Presentation	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Organization and Basis of Consolidation and Presentation [Abstract]
Organization and Basis of Consolidation and Presentation

Note 1 — Organization and Basis of Consolidation and Presentation

Organization

AgileThought, Inc. (“AgileThought”) is a global provider of agile-first, end-to-end digital transformation services in the North American market using on-shore and near-shore delivery.

On August 23, 2021 (the “Closing Date”), LIV Capital Acquisition Corp. (“LIVK”), a special purpose acquisition company, and AgileThought (“Legacy AgileThought”) consummated the transactions contemplated by the definitive agreement and plan of merger (“Merger Agreement”), dated May 9, 2021 (“Business Combination”). Pursuant to the terms, Legacy AgileThought merged with and into LIVK, whereupon the separate corporate existence of Legacy AgileThought ceased, with LIVK surviving such merger (the “Surviving Company”). On the Closing Date, the Surviving Company changed its name to AgileThought, Inc. (the “Company”, “AgileThought”, “we” or “us”).

Basis of Consolidation and Presentation

The Company prepares its consolidated financial statements in accordance with U.S. Generally Accepted Accounting Principles (“U.S. GAAP”)

The Business Combination was accounted for as a reverse capitalization in accordance with U.S. GAAP (the “Recapitalization”). Under this method of accounting, LIVK is treated as the acquired company and Legacy AgileThought is treated as the accounting acquirer for financial reporting purposes, resulting in no change in the carrying amount of the Company’s assets and liabilities. The consolidated assets, liabilities and results of operations prior to the Recapitalization are those of Legacy AgileThought. The shares and corresponding capital amounts and losses per share, prior to the Business Combination, have been retroactively restated based on shares reflecting the exchange ratio established in the Business Combination.

The Unaudited Condensed Consolidated Financial Statements have been prepared in accordance with the rules and regulations of the Securities and Exchange Commission (“SEC”) for interim financial reporting and do not include all disclosures normally required in annual Consolidated Financial Statements prepared in accordance with U.S. GAAP. In the opinion of management, all adjustments necessary for a fair statement of the financial information, which are of normal and recurring nature, have been made for the interim periods reported. Operating results for the three and nine months ended September 30, 2021 are not necessarily indicative of results that may be expected for the year ending December 31, 2021. The balance sheet as of December 31, 2020 has been derived from the audited Consolidated Financial Statements at that date but does not include all of the information and footnotes required by U.S. GAAP for complete financial statements. The unaudited Condensed Consolidated Financial Statements should be read in conjunction with our audited Consolidated Financial Statements for the year ended December 31, 2020 that are included in our Registration Statement on Form S-4 filed with the SEC on May 14, 2021 (“Registration Statement”). All intercompany transactions and balances have been eliminated in consolidation.

Liquidity and Going Concern

These condensed consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) assuming the Company will continue as a going concern.

The increase in net loss associated with losses from operations due to increases in selling, general, and administrative expenses, and equity-based compensation expense, along with significant interest expense, generated the Company a net loss of $14.1 million and net cash outflows from operations of $21.2 million for the period ended September 30, 2021. At September 30, 2021, the Company had negative working capital of $33.2 million and available cash and cash equivalents of $3.9 million. Additionally, as discussed in Note 8, Long-term Debt and Note 19, Subsequent Events, the Company breached its Fixed Charge Coverage Ratio and Total Leverage Ratio covenant requirements for September 30, 2021. The closing of the amendment dated November 15, 2021, reset the covenants for the quarterly periods of September 30, 2021 to December 31, 2022. In return, the Company was required to make a $20 million principal prepayment, which included the $4 million principal payment due November 19, 2021, payable

November 29, 2021. The Company made the $20 million principal payment with proceeds from the debt financing from related party shareholders, as described below. Furthermore, the Company agreed to issue $30 million worth of Class A Common Stock to the administrative agent for the First Lien Facility by December 15, 2021, which subject to certain terms and regulatory restrictions, may sell the Company’s Class A Common Stock and apply the proceeds to the outstanding balance of the loan. In addition, the Company will issue warrants to the administrative agent to purchase $7 million worth of AgileThought’s Class A Common Stock for nominal consideration; this amount will reduce to $5 million if the First Lien Facility is paid in full on or before February 28, 2022. The warrants will be issued on the date that all amounts under the First Lien Facility have been paid in full. The First Lien lenders charged an additional $2.9 million fee paid upon the end of the term loan in exchange for the amended terms. As of September 30, 2021, total fees payable at the end of the term loan, including fees recognized from prior amendments, totaled $6.9 million. Absent any other action, the Company will require additional liquidity to meet its debt service requirement over the next 12 months.

The Company’s board of directors has provided approval to obtain additional financing to meet our debt service requirements over the next 12 months. As of the issuance of these financial statements, the Company has received letters of best efforts from related party shareholders to provide additional debt financing in the form of convertible debt for up to $25 million. Management believes it is probable that such debt financing will be finalized and received during the fourth quarter of 2021. Our related party shareholders understand proceeds from the debt financing will be applied to satisfy our immediate $20 million payment due for the First Lien Facility on November 29, 2021.

Note 1 — Organization and Basis of Consolidation and Presentation

Organization

AgileThought, Inc. (“AgileThought”) is a global provider of agile-first, end-to-end digital transformation services in the North American market using on-shore and near-shore delivery. As used in these financial statements, and unless the context indicates otherwise, the terms “Company”, “we”, “us”, “our”, “ours” and similar terms refer to AgileThought.

Prior to our incorporation in Delaware, we were a variable stock corporation organized under the laws of Mexico. We filed a Certificate of Domestication and a Certificate of Incorporation to become a Delaware corporation in February 2019 and changed our name to AN Global Inc. On October 23, 2019, we filed a Certificate of Amendment to our Certificate of Incorporation to change our name to AgileThought, Inc., under which we operate today. As part of redomiciling and incorporating in the United States, Mexico-registered shares were converted into Class A and Class B common shares. Earnings per share for both years have been presented as though the share conversion took place on January 1, 2018.

Our mission is to fundamentally change the way people and organizations view, approach and achieve digital transformation. We combine our agile-first approach with expertise in next-generation technologies and our clients’ existing technology investments to help our clients overcome the challenges of digital transformation to innovate, build, run and continually improve new solutions at scale. We offer client-centric, on-shore and near-shore digital transformation services. Our professionals have direct industry operating expertise that allows them to assess the business context and the technology pain points that enterprises encounter. We leverage this expertise to create customized frameworks and solutions throughout clients’ digital transformation journeys. We invest in understanding the specific needs and requirements of our clients and tailor our services for them. We believe our personalized, hands-on approach allows us to demonstrate our differentiated capabilities and build trust and confidence with new clients and strengthen relationships with current ones. We leverage a model called AgileThought Scaled Framework, enhanced by elements such as continuous discovery, opportunity prioritization and team health, to rapidly and predictably deliver enterprise-level software solutions at scale. Our deep expertise in next-generation technologies facilitates our ability to provide enterprise-class capabilities in key areas of digital transformation.

AgileThought’s solutions are delivered through an end-to-end cycle that has the following phases:

Innovate — Our experienced teams provide consulting and training to organizations seeking to embrace and optimize an agile DevOps culture. We help our clients to rapidly adapt to the changing needs of their marketplace and their internal stakeholders.

Build — Build focuses on enterprise application development engineered to meet the complex ideation and development needs of a large, modern enterprise. Scalable high-performance teams offer deep technical and business skill sets in next-gen technologies and agile delivery across client, employee and partner ecosystems.

Run — The Run practice provides operational horsepower to optimize application performance as client technology landscape evolves. Run teams provide critical guidance, management, and real-time support to enhance the user experience and maximize return on investment.

AgileThought’s principal solutions are designed to build the best business outcomes enabling customers to:

•        Transform their core business processes to compete in their market,

•        Improve user engagement of customers and workers,

•        Optimize digital infrastructure to meet digital-business requirements and

•        Simplify their management (infrastructure and service delivery).

The Company has complemented its organic growth with several strategic acquisitions. Most recently, we completed the acquisition of Agile Thought LLC and 4th Source, LLC (“4th Source”) in July 2019 and November 2018, respectively. The results of operations from these acquired businesses have been included in the Consolidated Financial Statements from each acquisition date. See Note 3 for additional disclosures related to these acquisitions.

In March 2020, the World Health Organization declared the outbreak of the novel coronavirus (“COVID-19”) a global pandemic. The COVID-19 pandemic has negatively impacted the global economy, disrupted global supply chains and created significant volatility and disruption across many industries, including Travel & Transportation, Restaurants, and traditional Retailers. While the Company’s exposure to these sectors is limited given our largest clients are in Financial Services, Healthcare, and E-Commerce (online retail), most sectors implemented some-level of cost-containment measures which did impact our 2020 revenues. In response, the Company took actions during 2020 and committed to restructuring plans and cost reduction initiatives to strengthen its financial position and operations (see Note 14 for further discussion). Additionally, the negative impacts of COVID-19 was a significant driver in the Company’s 2020 intangible asset impairment charges (see Note 7 for further discussion).

Although we are continuing to monitor and assess the effects of the COVID-19 pandemic on our business and clients, the ultimate impact of the outbreak in both the economic and operating fronts remains unknown.

Basis of Consolidation and Presentation

The Consolidated Financial Statements have been prepared in accordance with U.S. Generally Accepted Accounting Principles (“U.S. GAAP”) and in accordance with the rules and regulations of the Securities and Exchange Commission (“SEC”). The Consolidated Financial Statements include AgileThought and all its subsidiaries and entities in which the Company maintains a controlling interest. All intercompany transactions and balances have been eliminated in consolidation.